Loans to Related Parties - Schedule of Loans to Related Parties (Details) (10-K) (Parenthetical) - USD ($)				6 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 09, 2019	Jun. 21, 2019	Apr. 12, 2019	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Debt instrument, face amount					$ 71,758
Number of shares issued for common stock, value					46,500	$ 10,000		$ 10,000
Due to related parties					399,352		$ 121,084	133,854
Repayments of related party debt					40,000	66,624	42,424	121,038
Imputed interest expense					3,345	$ 7,942	$ 2,136	8,995
Long term debt					106,000			363,125
Monthly payments					3,638
Notes Payable [Member] | Related Party 1 [Member]
Short term notes payable					$ 13,473			13,473
Notes Payable [Member] | Related Party 2 [Member]
Debt instrument, face amount		$ 40,000
Debt instrument, interest rate		8.00%
Debt instrument, maturity date		Jun. 21, 2020
Number of shares issued during the period, shares		50,000
Share issued price per share		$ 0.10
Number of shares issued for common stock, value		$ 5,000
Accrued interest		$ 2,214
Notes Payable [Member] | Related Party 3 [Member]
Debt instrument, face amount	$ 100,000
Debt instrument, interest rate	8.00%
Debt instrument, maturity date	Sep. 09, 2020
Number of shares issued during the period, shares	100,000				895,722
Share issued price per share	$ 1.00
Number of shares issued for common stock, value	$ 100,000
Accrued interest	$ 109,278				$ 109,278
Notes Payable [Member] | Related Party 4 [Member] | Officers and Board Members [Member]
Due to related parties								25,521
Repayments of related party debt								110,724
Imputed interest expense								8,995
Loan outstanding amount					35,879			35,879
Notes Payable [Member] | Related Party 5 [Member]
Debt instrument, face amount			$ 350,000
Debt instrument, interest rate			10.00%
Number of shares issued during the period, shares			5,900,000
Cancellation of common shares for long-term debt, shares			5,900,000
Accrued interest					$ 51,583			$ 25,216
Notes Payable [Member] | Related Party 6 [Member]
Debt instrument, interest rate				8.00%		8.00%
Long term debt				$ 37,027		$ 37,027
Purchase price				37,027
Payments of long term debt				3,000
Monthly payments				$ 1,259
Maturity date, description				September 2021.